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                                       NEW YORK LIFE INSURANCE COMPANY
                                       51 Madison Avenue
                                       New York, New York 10010
                                       Bus: 212-576-7558
                                       Fax: 212-447-0569
                                       E-Mail: charles_a_whites@newyorklife.com
                                       www.newyorklife.com

                                       CHARLES A. WHITES, JR.
                                       Associate General Counsel

VIA EDGAR

May 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation
      Variable Annuity Separate Account -- III
      File Nos. 033-87382 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2011 as part of the Registrant's Post-Effective Amendment No. 34 to the registration statement, and (ii) the text of this amendment to the registration statement was filed electronically on April 15, 2011.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.
Associate General Counsel